Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2027 Notes
Debt Instrument [Line Items]
Interest expense	$ 20,269	$ 15,569	$ 15,569
DFC Amortization	402	299	299
Amortization of Discount, net	133	0	0
2023 Notes
Debt Instrument [Line Items]
Interest expense	20,882	23,060	23,060
DFC Amortization	294	323	323
Amortization of Discount, net	$ 371	$ 402	$ 397